Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
FIRST QUARTER REPORT
January 31, 2023 (Unaudited)
Columbia International ESG Equity Income ETF
Columbia U.S. ESG Equity Income ETF

PORTFOLIO OF INVESTMENTS
Columbia International ESG Equity Income ETF
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia International ESG Equity Income ETF | First Quarter Report 2023
Common Stocks 99.3%
Issuer Shares Value ($)
Austria  0.8%
OMV AG 462 23,005
Verbund AG 355 30,092
Total 53,097
Belgium  0.9%
KBC Group NV 809 59,623
Denmark  1.4%
Novozymes A/S Class B 664 34,403
Orsted AS
(a)
651 57,499
Total 91,902
Finland  1.3%
Kesko OYJ Class B 910 21,120
UPM-Kymmene OYJ 1,714 61,894
Total 83,014
France  5.4%
Legrand SA 870 77,214
TotalEnergies SE 4,417 273,337
Total 350,551
Germany  14.8%
Brenntag SE 544 40,388
Deutsche Post AG 3,322 142,077
Deutsche Telekom AG 10,506 233,335
E.ON SE 7,162 77,674
GEA Group AG 549 24,654
Hannover Rueck SE 193 39,029
Knorr-Bremse AG 217 14,178
Merck KGaA 447 92,748
SAP SE 2,550 300,150
Total 964,233
Hong Kong  2.7%
Hong Kong Exchanges & Clearing Ltd. 3,894 175,064
Italy  4.0%
Enel SpA 25,527 149,457
Eni SpA 7,508 115,266
Total 264,723
Japan  42.2%
Advantest Corp. 612 43,296
AGC, Inc. 604 22,131
Aisin Corp. 444 12,906
Asahi Group Holdings Ltd. 1,414 46,559
Asahi Kasei Corp. 3,753 28,351
Astellas Pharma, Inc. 5,581 82,077
Canon, Inc. 2,942 65,448
Chubu Electric Power Co., Inc. 1,930 20,748
Chugai Pharmaceutical Co. Ltd. 1,928 49,784
Concordia Financial Group Ltd. 2,816 12,343
Dai-ichi Life Holdings, Inc. 2,839 66,388
Daito Trust Construction Co. Ltd. 184 18,139
Daiwa House Industry Co. Ltd. 1,691 40,453
ENEOS Holdings, Inc. 9,472 33,738
FUJIFILM Holdings Corp. 1,110 58,349
Hirose Electric Co. Ltd. 97 12,553
Hitachi Construction Machinery Co. Ltd. 321 7,516
Hitachi Ltd. 2,908 151,656
ITOCHU Corp. 3,854 123,967
Itochu Techno-Solutions Corp. 277 6,827
KDDI Corp. 4,770 148,883
Kirin Holdings Co. Ltd. 2,480 38,122
Koito Manufacturing Co. Ltd. 670 11,231
Komatsu Ltd. 2,755 66,839
Konami Group Corp. 321 15,724
Kyowa Kirin Co. Ltd. 782 17,378
Common Stocks (continued)
Issuer Shares Value ($)
Lixil Corp. 907 15,553
Marubeni Corp. 4,815 58,741
Mitsubishi Corp. 3,806 126,901
Mitsubishi Estate Co. Ltd. 3,344 42,981
Mitsubishi Heavy Industries Ltd. 883 34,493
Mitsui & Co. Ltd. 4,522 132,831
MS&AD Insurance Group Holdings, Inc. 1,245 39,817
Murata Manufacturing Co. Ltd. 1,791 101,831
NEC Corp. 784 28,184
Nippon Telegraph & Telephone Corp. 6,919 207,073
Nitto Denko Corp. 464 29,828
Nomura Real Estate Holdings, Inc. 346 7,609
NTT Data Corp. 2,038 31,390
Ono Pharmaceutical Co. Ltd. 1,089 23,644
ORIX Corp. 3,643 63,730
Osaka Gas Co. Ltd. 1,069 17,221
Panasonic Holdings Corp. 6,594 60,847
SCSK Corp. 456 7,392
Seven & i Holdings Co. Ltd. 2,267 106,808
SoftBank Corp. 9,031 103,230
Sompo Holdings, Inc. 930 39,940
Sumitomo Chemical Co. Ltd. 4,370 16,701
Sumitomo Corp. 3,591 64,146
Suntory Beverage & Food Ltd. 393 13,237
Tokyo Gas Co. Ltd. 1,139 23,814
Toshiba Corp. 1,349 46,255
Toyota Tsusho Corp. 626 26,283
Trend Micro, Inc. 450 22,112
USS Co. Ltd. 580 9,504
Yamaha Motor Co. Ltd. 917 22,459
Z Holdings Corp. 8,570 24,482
Total 2,750,443
Netherlands  11.2%
Akzo Nobel NV 607 44,920
ASML Holding NV 475 310,865
Koninklijke Ahold Delhaize NV 3,290 97,849
Shell PLC 9,424 275,429
Total 729,063
Norway  2.5%
DNB Bank ASA 2,849 53,040
Equinor ASA 2,945 89,427
Telenor ASA 2,156 22,524
Total 164,991
Spain  1.5%
Enagas SA 759 13,572
Endesa SA 1,099 21,806
Telefonica SA 16,751 63,437
Total 98,815
Sweden  4.0%
Assa Abloy AB Class B 3,251 76,200
H & M Hennes & Mauritz AB Class B 2,246 27,485
Holmen AB Class B 299 12,274
Husqvarna AB Class B 1,298 10,979
Swedbank AB Class A 3,309 63,337
Tele2 AB Class B 1,779 15,327
Telefonaktiebolaget LM Ericsson Class B 9,490 54,729
Total 260,331
Switzerland  4.4%
Kuehne + Nagel International AG 166 39,316
Temenos AG 217 15,348
UBS Group AG 1,893 40,054

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International ESG Equity Income ETF
January 31, 2023 (Unaudited)
Columbia International ESG Equity Income ETF | First Quarter Report 2023 3
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
UBS Group AG 8,837 189,642
Total 284,360
United Kingdom  2.2%
Ashtead Group PLC 1,393 91,131
CNH Industrial NV 3,020 52,970
Total 144,101
Total Common Stocks
(Cost $5,564,444) 6,474,311
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.221%
(b)
23,383 23,383
Total Money Market Funds
(Cost $23,383) 23,383
Total Investments in Securities
(Cost $5,587,827) 6,497,694
Other Assets & Liabilities, Net 16,922
Net Assets 6,514,616
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January
31, 2023, the total value of these securities amounted to $57,499, which represents 0.88% of total net assets.
(b) The rate shown is the seven-day current annualized yield at January 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia U.S. ESG Equity Income ETF
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
4 Columbia U.S. ESG Equity Income ETF | First Quarter Report 2023
Common Stocks 98 .8%
Issuer Shares Value ($)
Communication Services  7.0%
Diversified Telecommunication Services 3.5%
Verizon Communications, Inc. 38,183 1,587,267
Media 3.5%
Comcast Corp. Class A 37,151 1,461,892
Interpublic Group of Cos., Inc. (The) 3,425 124,876
Total 1,586,768
Total Communication Services 3,174,035
Consumer Discretionary  3.7%
Auto Components 0.4%
BorgWarner, Inc. 2,123 100,376
Lear Corp. 541 78,867
Total 179,243
Hotels, Restaurants & Leisure 0.2%
Vail Resorts, Inc. 345 90,507
Internet & Direct Marketing Retail 0.6%
eBay, Inc. 5,074 251,163
Multiline Retail 1.5%
Target Corp. 3,995 687,699
Specialty Retail 1.0%
Advance Auto Parts, Inc. 571 86,952
Best Buy Co., Inc. 1,518 134,677
Tractor Supply Co. 995 226,850
Total 448,479
Total Consumer Discretionary 1,657,091
Consumer Staples  14.8%
Beverages 5.1%
Coca-Cola Co. (The) 31,539 1,933,972
Keurig Dr Pepper, Inc. 7,523 265,411
Molson Coors Beverage Co. Class B 1,700 89,386
Total 2,288,769
Food & Staples Retailing 0.6%
Kroger Co. (The) 6,462 288,399
Food Products 2.8%
General Mills, Inc. 5,131 402,065
Hormel Foods Corp. 2,751 124,648
JM Smucker Co. (The) 902 137,825
Kellogg Co. 3,060 209,855
Kraft Heinz Co. (The) 9,896 401,085
Total 1,275,478
Household Products 5.0%
Church & Dwight Co., Inc. 2,093 169,240
Clorox Co. (The) 1,106 160,027
Procter & Gamble Co. (The) 13,450 1,915,011
Total 2,244,278
Personal Products 1.3%
Estee Lauder Cos., Inc. (The) Class A 2,037 564,412
Total Consumer Staples 6,661,336
Energy  15.1%
Energy Equipment & Services 2.5%
Halliburton Co. 8,458 348,639
Schlumberger Ltd. 13,610 775,498
Total 1,124,137
Oil, Gas & Consumable Fuels 12.6%
Chevron Corp. 10,944 1,904,475
ConocoPhillips 12,187 1,485,230
Kinder Morgan, Inc. 17,691 323,745
Marathon Petroleum Corp. 4,305 553,279
Ovintiv, Inc. 2,291 112,786
Phillips 66 4,382 439,383
Valero Energy Corp. 3,644 510,269
Common Stocks (continued)
Issuer Shares Value ($)
Williams Cos., Inc. (The) 11,068 356,832
Total 5,685,999
Total Energy 6,810,136
Financials  21.8%
Banks 2.2%
Citizens Financial Group, Inc. 4,294 186,016
Regions Financial Corp. 8,528 200,749
Truist Financial Corp. 12,038 594,557
Total 981,322
Capital Markets 9.7%
Bank of New York Mellon Corp. (The) 7,205 364,357
BlackRock, Inc. 1,405 1,066,690
Blackstone, Inc. 6,690 641,972
Carlyle Group, Inc. (The) 1,686 60,646
Goldman Sachs Group, Inc. (The) 3,121 1,141,693
Intercontinental Exchange, Inc. 4,955 532,910
State Street Corp. 3,385 309,152
T Rowe Price Group, Inc. 2,030 236,434
Total 4,353,854
Consumer Finance 2.6%
American Express Co. 6,761 1,182,702
Diversified Financial Services 0.2%
Equitable Holdings, Inc. 3,326 106,665
Insurance 7.1%
Aflac, Inc. 5,196 381,906
American International Group, Inc. 6,582 416,114
Chubb Ltd. 3,644 828,973
Hartford Financial Services Group, Inc. (The) 2,829 219,559
Lincoln National Corp. 1,300 46,059
MetLife, Inc. 5,981 436,733
Principal Financial Group, Inc. 2,361 218,510
Travelers Cos., Inc. (The) 2,086 398,676
Willis Towers Watson PLC 940 238,939
Total 3,185,469
Total Financials 9,810,012
Health Care  0.5%
Health Care Equipment & Supplies 0.5%
DENTSPLY SIRONA, Inc. 2,024 74,544
STERIS PLC 830 171,403
Total 245,947
Total Health Care 245,947
Industrials  12.8%
Aerospace & Defense 0.8%
L3Harris Technologies, Inc. 1,730 371,639
Air Freight & Logistics 3.9%
Expeditors International of Washington, Inc. 1,426 154,222
FedEx Corp. 2,093 405,749
United Parcel Service, Inc. Class B 6,370 1,179,915
Total 1,739,886
Building Products 1.5%
A O Smith Corp. 1,149 77,787
Fortune Brands Innovations, Inc. 1,202 77,541
Johnson Controls International PLC 6,323 439,891
Masterbrand, Inc.
(a)
1,150 10,580
Owens Corning 886 85,632
Total 691,431
Commercial Services & Supplies 0.8%
Cintas Corp. 778 345,230
Electrical Equipment 1.1%
Emerson Electric Co. 5,460 492,601
Industrial Conglomerates 1.3%
3M Co. 5,281 607,737

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. ESG Equity Income ETF
January 31, 2023 (Unaudited)
Columbia U.S. ESG Equity Income ETF | First Quarter Report 2023 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Machinery 3.0%
Cummins, Inc. 1,290 321,907
Dover Corp. 1,301 197,531
PACCAR, Inc. 3,121 341,156
Parker-Hannifin Corp. 1,237 403,262
Pentair PLC 1,526 84,510
Total 1,348,366
Professional Services 0.4%
Booz Allen Hamilton Holding Corp. 1,218 115,272
Robert Half International, Inc. 964 80,937
Total 196,209
Total Industrials 5,793,099
Information Technology  15.7%
Electronic Equipment, Instruments & Components 0.5%
CDW Corp. 1,225 240,137
IT Services 3.2%
Fidelity National Information Services, Inc. 4,696 352,388
International Business Machines Corp. 8,204 1,105,325
Total 1,457,713
Semiconductors & Semiconductor Equipment 11.6%
Analog Devices, Inc. 4,498 771,272
Intel Corp. 37,903 1,071,139
KLA Corp. 1,247 489,423
Lam Research Corp. 1,221 610,622
Microchip Technology, Inc. 4,688 363,883
NXP Semiconductors NV 2,298 423,544
QUALCOMM, Inc. 9,991 1,330,901
Skyworks Solutions, Inc. 1,445 158,473
Total 5,219,257
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. 10,896 175,752
Total Information Technology 7,092,859
Materials  1.2%
Chemicals 0.8%
Ecolab, Inc. 2,360 365,399
Common Stocks (continued)
Issuer Shares Value ($)
Containers & Packaging 0.4%
Ball Corp. 2,845 165,692
Total Materials 531,091
Utilities  6.2%
Electric Utilities 4.7%
Duke Energy Corp. 7,055 722,785
Edison International 3,269 225,234
Eversource Energy 3,114 256,376
Exelon Corp. 8,535 360,092
FirstEnergy Corp. 4,934 202,047
Xcel Energy, Inc. 4,978 342,337
Total 2,108,871
Multi-Utilities 1.5%
Consolidated Edison, Inc. 3,089 294,413
NiSource, Inc. 3,520 97,680
Public Service Enterprise Group, Inc. 4,449 275,526
Total 667,619
Total Utilities 2,776,490
Total Common Stocks
(Cost $39,026,641) 44,552,096
Exchange-Traded Equity Funds 0 .8%
Issuer Shares Value ($)
Financials  0.8%
Financial Select Sector SPDR Fund 9,171 335,292
Total Exchange-Traded Equity Funds
(Cost $289,254) 335,292
Money Market Funds 0 .3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.221%
(b)
153,725 153,725
Total Money Market Funds
(Cost $153,725) 153,725
Total Investments in Securities
(Cost $39,469,620) 45,041,113
Other Assets & Liabilities, Net 41,997
Net Assets 45,083,110
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT271_10_N01_(03/23)
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